Restructuring Reserves (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning balance		$ 31.3		$ 53.4		$ 40.5
Costs incurred		166.9	[1]	90.7	[2]	253.7	[3]
Reserves reversed	[4]	(2.8)		(14.4)		(5.8)
Payments		(122.0)		(96.6)		(232.6)
Currency translation		(1.1)		(1.8)		(2.4)
Ending balance		72.3		31.3		53.4
Restructuring and other costs (income), net		189.2		115.3		(598.2)
Gain (Loss) on Disposition of Property Plant Equipment		(4.6)
Loss (Gain) on Divestiture of Businesses		0.0		(7.6)		(895.4)
Restructuring and Related Costs, Other Costs (Income), Net		(2.6)		1.1		19.9
Loss (Gain) Related to Litigation-related Matter		24.0		24.7
Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		15.2		37.7		28.6
Costs incurred		109.1		57.0		140.8
Reserves reversed	[4]	(1.9)		(11.7)		(5.5)
Payments		(83.2)		(66.6)		(124.1)
Currency translation		(1.0)		(1.2)		(2.1)
Ending balance		$ 38.2		15.2		37.7
Restructuring Reserve, Expected Final Year of Payments		2017
Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		$ 13.1		9.8		9.4
Costs incurred		45.9		19.1		10.5
Reserves reversed	[4]	(0.4)		(0.5)		(0.1)
Payments		(26.6)		(15.0)		(10.4)
Currency translation		(0.1)		(0.3)		0.4
Ending balance		$ 31.9		13.1		9.8
Restructuring Reserve, Expected Final Year of Payments		2027
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	[5]	$ 3.0		5.9		2.5
Costs incurred	[5]	11.9		14.6		102.4
Reserves reversed	[4],[5]	(0.5)		(2.2)		(0.2)
Payments	[5]	(12.2)		(15.0)		(98.1)
Currency translation	[5]			(0.3)		(0.7)
Ending balance	[5]	$ 2.2		3.0		5.9
Restructuring Reserve, Expected Final Year of Payments		2017
Monetized Equity Awards [Member]
Restructuring Reserve [Roll Forward]
Restructuring and Related Costs, Other Costs (Income), Net						19.6
Laboratory Products and Services [Member]
Restructuring Reserve [Roll Forward]
Costs incurred		$ 10.9		7.7		7.2
Restructuring and other costs (income), net		17.7		12.6		(121.0)
Loss (Gain) on Divestiture of Businesses						(133.6)
Loss (Gain) Related to Litigation-related Matter		(1.3)		4.7
Laboratory Products and Services [Member] | Environmental Restoration Costs [Member]
Restructuring Reserve [Roll Forward]
Restructuring and other costs (income), net		8.3
Life Sciences Solutions [Member]
Restructuring Reserve [Roll Forward]
Costs incurred		78.1		40.4		232.0
Restructuring and other costs (income), net		87.6		64.4		(516.4)
Gain (Loss) on Disposition of Property Plant Equipment				3.0
Loss (Gain) on Divestiture of Businesses				(7.6)		(760.3)
Restructuring and Related Costs, Other Costs (Income), Net		9.5
Loss (Gain) Related to Litigation-related Matter				20.0		9.3
Impairment of Acquired Technology in Development				14.9
Life Sciences Solutions [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Costs incurred		60.2		23.7
Life Sciences Solutions [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Costs incurred		$ 17.9		4.1		5.5
Life Sciences Solutions [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Costs incurred				$ 6.7
Life Sciences Solutions [Member] | Monetized Equity Awards [Member]
Restructuring Reserve [Roll Forward]
Costs incurred						$ 91.7

[1]	Excludes $24.0 million of provision for losses on litigation-related matters; $8.3 million of provision for environmental remediation; $4.6 million of net gains on the sale of real estate; and an aggregate of $2.6 million of non-cash income, net.
[2]	Excludes $24.7 million of provision for losses on litigation-related matters; $14.9 million of impairment of acquired technology in development; a $7.6 million gain on the sale of a product line; $5.0 million of cash compensation contractually due to employees of an acquired business on the date of acquisition; $0.9 million of charges associated with a previous sale of a business; and an aggregate of $1.1 million of non-cash charges, net.
[3]	Excludes a $895.4 million net gain on the sale of businesses, principally the company’s sera and media, gene modulation and magnetic beads businesses and the Cole-Parmer business; $19.6 million of cash compensation to monetize certain equity awards held by Life Technologies’ employees at the date of acquisition that was paid by Life Technologies prior to the acquisition; $9.3 million of provision for losses on pre-acquisition litigation-related matters of Life Technologies; and an aggregate of $19.9 million of non-cash charges, net.
[4]	Represents reductions in cost of plans.
[5]	Other includes cash charges to monetize certain equity awards held by employees of Life Technologies at the date of acquisition, relocation and moving expenses associated with facility consolidations, as well as employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.